Document and Entity Information	May 24, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 24, 2023, Nutanix, Inc. (the “Company”) issued a press release announcing the Company’s financial results for the fiscal quarter ended April 30, 2023 (the “Third Quarter Earnings Release”), which was furnished as Exhibit 99.1 to the Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”). Subsequent to the issuance of the Third Quarter Earnings Release, the Company determined that a total of $10.2 million of withholding taxes due upon the vesting of certain employee RSUs which were satisfied by net share settlement on a one-time basis was incorrectly recorded as expense for the fiscal quarter ended April 30, 2023 ($9.3 million of which was incorrectly recorded as operating expense and $0.9 million of which was incorrectly recorded as cost of revenue) instead of a reduction to additional paid-in capital as of April 30, 2023.
Document Period End Date	May 24, 2023
Entity File Number	001-37883
Entity Registrant Name	NUTANIX, INC.
Entity Central Index Key	0001618732
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-0989767
Entity Address, Address Line One	1740 Technology Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	408
Local Phone Number	216-8360
Title of 12(b) Security	Class A Common Stock, $0.000025 par value per share
Trading Symbol	NTNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false